Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories

17 Inventories

	2017 £m	2016 £m

Raw materials and consumables	3,027	2,230

Finished goods and work in progress	2,692	3,312

Goods purchased for resale	145	251

	5,864	5,793

Inventories pledged as security for liabilities amount to £7 million (2016: £nil million). Write-offs taken to other operating expenses in the Group income statement comprise £114 million (2016: £127 million; 2015: £73 million), including amounts relating to restructuring costs. Goods purchased for resale includes Group brands produced under third party contract manufacturing arrangements.